Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
1 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 70.55%
ASSET-BACKED SECURITIES — 10.66%**
AGL CLO 12 Ltd.,
Series 2021-12A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
5.84% 07/20/34
1,2,3
$ 125,000 $ 119,683
Aimco CLO,
Series 2015-AA, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
5.68% 10/17/34
1,2,3
70,000 67,422
Allegro CLO XII Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
5.98% 01/21/32
1,2,3
45,000 43,402
AMSR Trust,
Series 2020-SFR1, Class I
8.19% 04/17/37
1
100,000 95,305
Carvana Auto Receivables Trust,
Series 2022-P3, Class R
0.00% 09/10/29
1
1,750 334,441
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.35%)
5.59% 04/20/34
1,2,3
75,000 70,514
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
5.49% 10/25/34
1,2,3
180,000 174,600
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.28% 03/15/52
1,4
67,200 2,513
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
1
140,000 121,503
Crystal River CDO,
Series 2005-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.36%)
2.68% 03/02/46
1,2,3,5,6
419,900 46,255
Diamond Infrastructure Funding LLC,
Series 2021-1A, Class C
3.48% 04/15/49
1
135,000 105,098
Dryden 85 CLO Ltd.,
Series 2020-85A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
5.23% 10/15/35
1,2,3
150,000 145,997
Eaton Vance CLO Ltd.,
Series 2020-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
5.25% 10/15/34
1,2,3
90,000 87,525
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust,
Series 2020-SFR1, Class F2
4.28% 08/17/37
1
$ 162,000 $ 145,851
FirstKey Homes Trust,
Series 2020-SFR1, Class G
4.78% 08/17/37
1
265,000 238,170
Flatiron RR CLO 22 LLC,
Series 2021-2A, Class B
(LIBOR USD 3-Month plus 1.60%)
5.68% 10/15/34
1,2
350,000 334,250
FRTKL,
Series 2021-SFR1, Class G
4.11% 09/17/38
1
100,000 83,458
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
47,952 46,212
Golub Capital Partners CLO 54M L.P,
Series 2021-54A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.53%)
6.06% 08/05/33
1,2,3
90,000 86,692
Harvest Commercial Capital Loan Trust,
Series 2019-1, Class A
3.29% 09/25/46
1,4
31,522 29,856
HPS Loan Management Ltd.
Series 10A-16, Class A1RR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
5.38% 04/20/34
1,2,3
85,000 82,271
KGS-Alpha SBA COOF Trust,
Series 2015-1, Class A (IO)
1.52% 10/25/35
1,4
1,076,226 32,905
Lehman Brothers Small Balance Commercial Mortgage
Trust,
Series 2007-1A, Class 1A
(LIBOR USD 1-Month plus 0.25%)
4.64% 03/25/37
1,2
34,224 34,143
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
5.21% 07/17/35
1,2,3
85,000 83,186
OCP CLO Ltd.,
Series 2021-21A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
5.94% 07/20/34
1,2,3
50,000 47,932
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
5.73% 07/15/36
1,2,3
125,000 119,955

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
5.26% 02/24/37
1,2,3
$ 150,000 $ 145,536
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
5.99% 01/20/34
1,2,3
40,000 38,473
Progress Residential Trust,
Series 2019-SFR4, Class F
3.68% 10/17/36
1
161,000 152,556
Progress Residential,
Series 2021-SFR1, Class F
2.76% 04/17/38
1
170,000 143,377
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
5.43% 10/20/30
1,2,3
120,000 118,531
Rockford Tower CLO Ltd.,
Series 2021-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
5.89% 07/20/34
1,2,3
75,000 71,489
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
67,338 59,686
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
4.94% 08/15/31
2
104,638 95,709
SLM Student Loan Trust,
Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
5.11% 10/27/70
2
215,000 171,119
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
5.56% 01/25/83
2
340,000 260,121
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
5.56% 04/26/83
2
340,000 313,410
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 04/25/73
2
340,000 327,196
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 07/25/73
2
235,000 222,706
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 07/26/83
2
340,000 309,912
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Stratus CLO Ltd.,
Series 2021-3A, Class SUB
(Cayman Islands)
0.00% 12/29/29
1,3,4
$ 250,000 $ 187,644
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
252,842 253,965
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
1
284,138 291,252
Textainer Marine Containers VII Ltd.,
Series 2021-2A, Class A
(Bermuda)
2.23% 04/20/46
1,3
216,667 184,605
TIF Funding II LLC,
Series 2021-1A, Class A
1.65% 02/20/46
1
225,636 184,243
TRESTLES CLO V Ltd.,
Series 2021-5A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
5.41% 10/20/34
1,2,3
90,000 87,241
Tricon American Homes Trust,
Series 2017-SFR2, Class E
4.22% 01/17/36
1
150,000 145,402
Tricon American Homes,
Series 2020-SFR1, Class D
2.55% 07/17/38
1
133,000 115,607
Total Asset-Backed Securities
(Cost $7,325,223) 6,658,919
CORPORATES — 23.18%*
Banking — 5.22%
Bank of America Corp.
2.30% 07/21/32
4
150,000 115,591
2.57% 10/20/32
4
55,000 43,194
2.69% 04/22/32
4
10,000 8,014
3.37% 01/23/26
4
110,000 105,205
3.42% 12/20/28
4
35,000 31,760
Bank of America Corp.
(MTN)
1.90% 07/23/31
4
25,000 19,251
1.92% 10/24/31
4
355,000 271,212
2.09% 06/14/29
4
55,000 46,295
Bank of America Corp.,
Series N
1.66% 03/11/27
4
60,000 53,013
Bank of America Corp.,
Series RR
4.38%
4,7
15,000 12,789
Comerica, Inc.
5.63%
4,7
45,000 43,533
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
30,000 23,924
3.09% 05/14/32
1,3,4
10,000 6,952

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
3 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
6.54% 08/12/33
1,3,4
$ 200,000 $ 176,016
9.02% 11/15/33
1,3,4
365,000 375,973
Credit Suisse Group AG
(EMTN)
(Switzerland)
0.63% 01/18/33
3
100,000 59,372
DNB Bank ASA
(Norway)
1.13% 09/16/26
1,3,4
45,000 39,775
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
25,000 21,584
1.65% 04/18/26
3,4
10,000 9,035
2.01% 09/22/28
3,4
115,000 96,106
2.36% 08/18/31
3,4
90,000 69,041
2.80% 05/24/32
3,4
50,000 38,686
3.80% 03/11/25
3,4
5,000 4,863
JPMorgan Chase & Co.
1.58% 04/22/27
4
55,000 48,451
2.01% 03/13/26
4
85,000 78,746
2.58% 04/22/32
4
350,000 280,633
3.96% 01/29/27
4
10,000 9,544
Lloyds Banking Group PLC
(United Kingdom)
4.98% 08/11/33
3,4
250,000 230,303
Macquarie Group Ltd.
(Australia)
2.69% 06/23/32
1,3,4
30,000 23,126
2.87% 01/14/33
1,3,4
95,000 73,114
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
55,000 53,751
PNC Financial Services Group, Inc. (The)
6.04% 10/28/33
4
35,000 36,621
Santander UK Group Holdings PLC
(United Kingdom)
1.53% 08/21/26
3,4
35,000 30,863
1.67% 06/14/27
3,4
50,000 42,462
4.80% 11/15/24
3,4
65,000 63,930
U.S. Bancorp
3.70%
4,7
15,000 12,354
5.85% 10/21/33
4
35,000 36,437
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
4
75,000 66,307
3.35% 03/02/33
4
440,000 370,990
3.53% 03/24/28
4
50,000 46,394
4.90% 07/25/33
4
90,000 85,331
3,260,541
Communications — 2.25%
AT&T, Inc.
3.80% 12/01/57 121,000 84,390
4.75% 05/15/46 15,000 12,751
Cable One, Inc.
4.00% 11/15/30
1
37,000 29,369
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80% 03/01/50 $ 50,000 $ 36,859
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.25% 04/01/53 165,000 128,053
Cogent Communications Group, Inc.
7.00% 06/15/27
1
14,000 13,636
CommScope, Inc.
4.75% 09/01/29
1
24,000 19,559
CSC Holdings LLC
3.38% 02/15/31
1
44,000 28,766
6.50% 02/01/29
1
27,000 22,129
7.50% 04/01/28
1
20,000 13,644
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
85,000 10,094
DIRECTV Financing LLC/DIRECTV Financing Co. Obligor,
Inc.
5.88% 08/15/27
1
30,000 26,944
Gray Escrow II, Inc.
5.38% 11/15/31
1
15,000 10,877
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
48,000 43,136
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
8.50% 10/15/24
†,1,3,5,6,8,9
38,000 —
9.75% 07/15/25
†,1,3,5,6,8,9
71,000 —
Level 3 Financing, Inc.
3.40% 03/01/27
1
4,000 3,394
3.88% 11/15/29
1
69,000 54,575
Lumen Technologies, Inc.
4.00% 02/15/27
1
24,000 20,493
Qwest Corp.
7.25% 09/15/25 70,000 70,350
Scripps Escrow, Inc.
5.88% 07/15/27
1
45,000 40,500
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
200,000 153,886
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
106,875 105,666
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
1,3
25,000 23,035
Time Warner Cable LLC
5.50% 09/01/41 100,000 83,362
5.88% 11/15/40 10,000 8,716
T-Mobile USA, Inc.
2.25% 02/15/26 66,000 60,149
2.55% 02/15/31 110,000 90,128
2.63% 04/15/26 38,000 34,836
3.88% 04/15/30 35,000 31,785

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Vmed O2 UK Financing I PLC
(United Kingdom)
4.25% 01/31/31
1,3
$ 30,000 $ 24,353
Vodafone Group PLC
(United Kingdom)
4.88% 06/19/49
3
48,000 40,337
5.25% 05/30/48
3
40,000 35,424
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
1,3
50,000 40,921
1,402,117
Consumer Discretionary — 1.26%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.70% 02/01/36 15,000 14,215
BAT Capital Corp.
2.73% 03/25/31 25,000 19,512
4.39% 08/15/37 20,000 15,615
4.54% 08/15/47 175,000 124,309
5.65% 03/16/52 125,000 104,362
Edgewell Personal Care Co.
5.50% 06/01/28
1
32,000 29,994
Everi Holdings, Inc.
5.00% 07/15/29
1
30,000 25,987
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
25,000 23,984
6.13% 07/27/27
1,3
70,000 69,701
Spectrum Brands, Inc.
5.50% 07/15/30
1
10,000 8,875
Triton Water Holdings, Inc.
6.25% 04/01/29
1
56,000 45,710
WarnerMedia Holdings, Inc.
4.28% 03/15/32
1
40,000 33,001
5.05% 03/15/42
1
70,000 53,903
5.14% 03/15/52
1
300,000 220,696
789,864
Consumer Products — 0.06%
Newell Brands, Inc.
5.75% 04/01/46 50,000 39,942
Electric — 0.65%
Alliant Energy Finance, LLC
3.60% 03/01/32
1
55,000 47,547
Entergy Texas, Inc.
3.45% 12/01/27 150,000 138,402
FirstEnergy Transmission LLC
2.87% 09/15/28
1
39,000 34,102
Jersey Central Power & Light Co.
4.70% 04/01/24
1
55,000 54,257
Metropolitan Edison Co.
4.00% 04/15/25
1
75,000 71,775
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Niagara Mohawk Power Corp.
5.78% 09/16/52
1
$ 60,000 $ 60,269
406,352
Energy — 1.32%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 04/01/28
1
40,000 36,800
Energy Transfer LP
5.00% 05/15/50 105,000 84,900
5.40% 10/01/47 174,000 148,287
5.50% 06/01/27 3,000 2,984
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 41,000 37,612
Kinder Morgan Energy Partners LP
5.00% 08/15/42 45,000 38,706
Petroleos Mexicanos
(Mexico)
6.35% 02/12/48
3
5,000 3,076
6.75% 09/21/47
3
50,000 32,014
6.95% 01/28/60
3
35,000 22,256
7.69% 01/23/50
3
10,000 6,942
Rockies Express Pipeline LLC
4.80% 05/15/30
1
100,000 88,625
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6,8,9
34,545 37,655
Southern Co. Gas Capital Corp.
3.88% 11/15/25 70,000 67,600
Sunoco LP/Sunoco Finance Corp.
4.50% 05/15/29 56,000 49,263
4.50% 04/30/30 9,000 7,825
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 44,000 38,060
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
21,600 21,487
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
17,500 17,057
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
7,600 7,498
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 40,000 38,436
Venture Global Calcasieu Pass LLC
3.88% 08/15/29
1
45,000 39,454
826,537
Entertainment — 0.04%
Cinemark USA, Inc.
5.25% 07/15/28
1
32,000 24,000
Finance — 3.82%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
75,000 65,669
3.30% 01/30/32
3
155,000 121,192

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
5 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Air Lease Corp.
(MTN)
2.30% 02/01/25 $ 75,000 $ 69,886
American Express Co.,
Series D
3.55%
4,7
15,000 12,309
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
185,000 148,142
3.25% 02/15/27
1,3
15,000 12,906
Capital One Financial Corp.
3.27% 03/01/30
4
40,000 34,369
Charles Schwab Corp. (The)
1.95% 12/01/31 25,000 19,633
5.00%
4,7
15,000 13,733
Citigroup, Inc.
1.46% 06/09/27
4
20,000 17,379
2.01% 01/25/26
4
25,000 23,188
2.57% 06/03/31
4
45,000 36,495
2.67% 01/29/31
4
200,000 164,281
2.98% 11/05/30
4
20,000 16,823
3.06% 01/25/33
4
180,000 145,621
3.29% 03/17/26
4
5,000 4,757
Citigroup, Inc.,
Series VAR
3.07% 02/24/28
4
15,000 13,551
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
30,000 28,749
1.22% 12/06/23 75,000 72,420
1.43% 03/09/27
4
10,000 8,763
1.54% 09/10/27
4
165,000 142,615
1.95% 10/21/27
4
10,000 8,736
2.38% 07/21/32
4
265,000 205,682
2.65% 10/21/32
4
105,000 83,167
Goldman Sachs Group, Inc. (The),
Series VAR
1.09% 12/09/26
4
60,000 53,024
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
1
45,000 39,354
JPMorgan Chase & Co.
2.55% 11/08/32
4
125,000 98,869
2.60% 02/24/26
4
90,000 84,709
2.95% 02/24/28
4
20,000 18,128
Morgan Stanley
2.48% 09/16/36
4
110,000 80,307
Morgan Stanley
(GMTN)
0.79% 01/22/25
4
40,000 37,858
2.24% 07/21/32
4
15,000 11,502
Morgan Stanley
(MTN)
1.16% 10/21/25
4
120,000 110,585
1.93% 04/28/32
4
305,000 229,737
2.51% 10/20/32
4
5,000 3,911
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
$ 50,000 $ 44,087
3.77% 03/08/24
1,3,4
50,000 49,729
4.36% 08/01/24
1,3,4
20,000 19,743
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
35,000 34,916
2,386,525
Food — 0.65%
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
1
27,000 23,550
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
1
30,000 17,447
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
52,000 42,466
5.50% 01/15/30
1,3
25,000 23,846
5.75% 04/01/33
1,3
40,000 38,253
6.50% 12/01/52
1,3
10,000 9,545
Kraft Heinz Foods Co.
5.00% 06/04/42 74,000 67,269
5.20% 07/15/45 25,000 23,189
Pilgrim's Pride Corp.
3.50% 03/01/32
1
30,000 23,481
4.25% 04/15/31
1
25,000 21,292
Post Holdings, Inc.
5.75% 03/01/27
1
14,000 13,580
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
1
40,000 32,983
Smithfield Foods, Inc.
2.63% 09/13/31
1
45,000 32,347
TreeHouse Foods, Inc.
4.00% 09/01/28 45,000 38,322
407,570
Gaming — 0.26%
Caesars Entertainment, Inc.
4.63% 10/15/29
1
55,000 44,841
8.13% 07/01/27
1
15,000 14,769
Churchill Downs, Inc.
4.75% 01/15/28
1
45,000 40,339
Penn Entertainment, Inc.
4.13% 07/01/29
1
33,000 26,462
5.63% 01/15/27
1
36,000 32,699
159,110
Health Care — 2.64%
AbbVie, Inc.
3.60% 05/14/25 50,000 48,502
Amgen, Inc.
4.88% 03/01/53 20,000 17,860

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Bayer U.S. Finance II LLC
2.85% 04/15/25
1
$ 20,000 $ 18,671
4.38% 12/15/28
1
70,000 65,851
4.63% 06/25/38
1
60,000 52,490
4.88% 06/25/48
1
125,000 108,396
Cano Health LLC
6.25% 10/01/28
1
42,000 25,620
Catalent Pharma Solutions, Inc.
3.13% 02/15/29
1
75,000 59,813
Centene Corp.
2.45% 07/15/28 46,000 38,846
3.00% 10/15/30 134,000 110,149
4.25% 12/15/27 49,000 46,063
CommonSpirit Health
2.78% 10/01/30 40,000 32,934
CVS Health Corp.
5.05% 03/25/48 95,000 85,844
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 45,000 37,457
Embecta Corp.
5.00% 02/15/30
1
28,000 23,565
6.75% 02/15/30
1
39,000 35,596
Encompass Health Corp.
4.50% 02/01/28 20,000 18,268
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
1
30,000 25,436
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
1,3
47,000 40,694
HCA, Inc.
3.50% 09/01/30 69,000 59,673
3.63% 03/15/32
1
195,000 165,124
5.25% 04/15/25 12,000 11,941
5.25% 06/15/49 110,000 94,206
5.50% 06/15/47 15,000 13,506
5.63% 09/01/28 14,000 13,970
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
35,000 29,516
ModivCare, Inc.
5.88% 11/15/25
1
15,000 14,109
Molina Healthcare, Inc.
3.88% 11/15/30
1
35,000 29,925
3.88% 05/15/32
1
32,000 26,642
Option Care Health, Inc.
4.38% 10/31/29
1
30,000 26,436
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
1
90,000 78,241
Prestige Brands, Inc.
3.75% 04/01/31
1
71,000 58,642
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
64,000 54,000
Tenet Healthcare Corp.
4.88% 01/01/26
1
32,000 30,530
6.13% 10/01/28
1
40,000 35,967
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Universal Health Services, Inc.
1.65% 09/01/26
1
$ 15,000 $ 12,940
1,647,423
Industrials — 1.03%
Advanced Drainage Systems, Inc.
6.38% 06/15/30
1
14,000 13,622
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
1,3
49,000 36,741
Artera Services LLC
9.03% 12/04/25
1
30,000 25,174
Ball Corp.
4.00% 11/15/23 38,000 37,383
6.88% 03/15/28 36,000 37,002
Berry Global, Inc.
1.65% 01/15/27 5,000 4,283
4.88% 07/15/26
1
50,000 48,253
Boeing Co. (The)
1.43% 02/04/24 60,000 57,438
4.88% 05/01/25 10,000 9,925
Energizer Holdings, Inc.
4.38% 03/31/29
1
46,000 38,755
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
5.09% 08/15/36
2
325,000 268,694
Mauser Packaging Solutions Holding Co.
5.50% 04/15/24
1
5,000 4,872
OT Merger Corp.
7.88% 10/15/29
1
65,000 33,629
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
1,3
30,000 27,573
643,344
Information Technology — 0.76%
Broadcom, Inc.
2.60% 02/15/33
1
101,000 75,854
Gen Digital, Inc.
6.75% 09/30/27
1
40,000 39,319
NCR Corp.
5.13% 04/15/29
1
42,000 35,172
5.25% 10/01/30
1
26,000 21,493
6.13% 09/01/29
1
40,000 37,470
Netflix, Inc.
5.88% 02/15/25 50,000 50,668
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
18,000 18,180
Oracle Corp.
2.88% 03/25/31 15,000 12,454
3.80% 11/15/37 10,000 7,876
3.95% 03/25/51 104,000 75,027
6.90% 11/09/52 95,000 102,893
476,406

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
7 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance — 1.10%
Acrisure LLC/Acrisure Finance, Inc.
6.00% 08/01/29
1
$ 46,000 $ 36,972
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
1
39,000 35,223
Aon Corp./Aon Global Holdings PLC
3.90% 02/28/52 55,000 42,687
Athene Global Funding
1.61% 06/29/26
1
30,000 25,934
1.99% 08/19/28
1
100,000 80,978
3.21% 03/08/27
1
25,000 22,319
(SOFR Index plus 0.70%)
4.90% 05/24/24
1,2
30,000 29,474
Brown & Brown, Inc.
4.95% 03/17/52 45,000 36,819
Farmers Exchange Capital II
6.15% 11/01/53
1,4
50,000 47,702
Farmers Insurance Exchange
4.75% 11/01/57
1,4
25,000 20,136
HUB International Ltd.
7.00% 05/01/26
1
15,000 14,746
Metropolitan Life Global Funding I
4.30% 08/25/29
1
150,000 142,562
Nationwide Mutual Insurance Co.
7.06% 12/15/24
1,4
75,000 74,824
Teachers Insurance & Annuity Association of America
4.27% 05/15/47
1
65,000 53,769
Willis North America, Inc.
2.95% 09/15/29 25,000 21,067
685,212
Materials — 0.25%
ASP Unifrax Holdings, Inc.
5.25% 09/30/28
1
30,000 24,183
Axalta Coating Systems, LLC
3.38% 02/15/29
1
45,000 37,419
Clearwater Paper Corp.
4.75% 08/15/28
1
43,000 38,331
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
26,000 20,687
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
1,3
45,000 36,958
157,578
Real Estate Investment Trust (REIT) — 1.05%
American Assets Trust LP
3.38% 02/01/31 30,000 23,816
Brixmor Operating Partnership LP
4.05% 07/01/30 30,000 26,455
Extra Space Storage LP
2.35% 03/15/32 10,000 7,592
2.55% 06/01/31 15,000 11,750
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/30 5,000 4,381
5.30% 01/15/29 75,000 71,601
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
5.38% 04/15/26 $ 80,000 $ 78,616
5.75% 06/01/28 25,000 24,625
Healthcare Reality Holdings LP
2.00% 03/15/31 40,000 30,373
3.10% 02/15/30 30,000 25,247
Healthcare Realty Holdings LP
2.05% 03/15/31 5,000 3,666
Hudson Pacific Properties LP
3.25% 01/15/30 45,000 34,449
5.95% 02/15/28 5,000 4,673
Invitation Homes Operating Partnership LP
2.00% 08/15/31 65,000 48,033
2.70% 01/15/34 20,000 14,632
Life Storage LP
2.40% 10/15/31 35,000 26,913
LXP Industrial Trust
2.70% 09/15/30 35,000 27,965
VICI Properties LP
5.13% 05/15/32 155,000 143,895
5.63% 05/15/52 12,000 10,626
VICI Properties LP/VICI Note Co., Inc.
3.75% 02/15/27
1
5,000 4,553
3.88% 02/15/29
1
10,000 8,779
4.50% 09/01/26
1
5,000 4,774
4.50% 01/15/28
1
5,000 4,616
4.63% 06/15/25
1
5,000 4,797
5.75% 02/01/27
1
10,000 9,769
656,596
Retail — 0.32%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
4.00% 10/15/30
1,3
32,000 26,094
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
1
43,000 36,550
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
1
45,000 36,466
FirstCash, Inc.
5.63% 01/01/30
1
30,000 26,866
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
65,000 43,547
Papa John's International, Inc.
3.88% 09/15/29
1
33,000 27,634
197,157
Services — 0.38%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
41,000 37,667
Global Payments, Inc.
5.40% 08/15/32 40,000 38,182
5.95% 08/15/52 8,000 7,288
Hertz Corp. (The)
4.63% 12/01/26
1
3,000 2,520
5.00% 12/01/29
1
42,000 31,968

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
Rent-A-Center, Inc.
6.38% 02/15/29
1
$ 44,000 $ 35,917
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
1
30,000 28,311
Waste Pro USA, Inc.
5.50% 02/15/26
1
61,000 54,007
235,860
Transportation — 0.12%
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 86,913 77,228
Total Corporates
(Cost $15,858,940) 14,479,362
MORTGAGE-BACKED — 36.51%**
Non-Agency Commercial Mortgage-Backed — 3.01%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25% 09/15/48
1,4
1,500,000 37,870
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2019-BPR, Class AMP
3.29% 11/05/32
1
100,000 89,985
BCRR Trust,
Series 2016-FRR3, Class E
(-1.00 X LIBOR USD 1-Month plus 18.35%)
5.59% 05/26/26
1,2
88,636 78,325
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class F
(LIBOR USD 1-Month plus 2.40%)
6.72% 09/15/36
1,2
100,000 92,417
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class XA (IO)
1.26% 04/10/46
4
2,554,780 2,195
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
0.95% 10/10/47
4
3,979,094 49,198
Citigroup Commercial Mortgage Trust,
Series 2016-P4, Class XA (IO)
1.89% 07/10/49
4
1,971,249 95,957
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class X (IO)
0.44% 04/15/47
1,4
225,264 909
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
1.53% 10/15/45
4
2,257,192 5,754
Commercial Mortgage Trust,
Series 2012-CR5, Class XA (IO)
1.09% 12/10/45
4
72,924 2
Commercial Mortgage Trust,
Series 2013-CR12, Class XA (IO)
1.06% 10/10/46
4
1,646,179 8,787
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.60% 02/10/37
1,4
1,667,987 18,057
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Trust,
Series 2014-USA, Class X1 (IO)
0.54% 09/15/37
1,4
$ 9,783,817 $ 111,551
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA (IO)
0.82% 04/15/50
4
1,667,158 20,600
CSMC,
Series 2018-SITE, Class B
4.53% 04/15/36
1
100,000 93,981
CSMC,
Series 2019-RIO, Class A
(LIBOR USD 1-Month plus 3.02%)
7.34% 12/15/22
1,2
99,179 —
European Loan Conduit No. 36 DAC,
Series 36A, Class E
(Ireland)
(3 month Euribor plus 3.35%)
5.15% 02/17/30
1,2,3
97,791 96,111
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.35% 02/10/37
1,4
940,000 6,089
GS Mortgage Securities Trust,
Series 2013-GC16, Class XB (IO)
0.15% 11/10/46
4
45,024,000 65,204
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA (IO)
0.71% 09/10/47
4
2,673,831 23,465
GS Mortgage Securities Trust,
Series 2015-GC32, Class XA (IO)
0.71% 07/10/48
4
4,669,867 68,380
Impact Funding Affordable Multifamily Housing Mortgage
Loan Trust,
Series 2010-1, Class A1
5.31% 01/25/51
1
60,528 58,987
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class XA (IO)
0.99% 11/15/45
4
7,024,389 29,849
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.67% 04/15/47 27,282 26,788
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.80% 09/15/47
4
7,441,432 69,812
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.81% 11/15/47
4
4,553,026 53,859
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class XA (IO)
0.93% 01/15/48
4
2,486,235 33,169
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class XEF (IO)
1.81% 06/15/51
1,4
1,157,000 88,070
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C13, Class XA (IO)
0.10% 01/15/46
4
4,619,010 750

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
9 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class XA (IO)
0.83% 12/15/46
4
$ 4,854,087 $ 18,205
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-ICON, Class C
4.54% 01/05/34
1
72,000 68,498
Ladder Capital Commercial Mortgage Mortgage Trust,
Series 2013-GCP, Class XA (IO)
1.16% 02/15/36
1,4
1,425,882 65,748
Med Trust,
Series 2021-MDLN, Class G
(LIBOR USD 1-Month plus 5.25%)
9.57% 11/15/38
1,2
100,000 90,836
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class XB (IO)
0.30% 05/15/46
1,4
12,532,749 21,025
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XA (IO)
0.95% 12/15/47
4
2,693,329 35,858
SMRT,
Series 2022-MINI, Class E
(CME Term SOFR 1-Month plus 2.70%)
7.04% 01/15/39
1,2
100,000 91,626
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.61% 07/15/58
4
3,132,451 36,642
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class XA (IO)
1.58% 11/15/49
4
1,183,388 50,204
WF-RBS Commercial Mortgage Trust,
Series 2013-C12, Class XA (IO)
0.91% 03/15/48
1,4
635,122 807
WF-RBS Commercial Mortgage Trust,
Series 2013-C13, Class XB (IO)
0.46% 05/15/45
1,4
10,000,000 7,410
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.65% 06/15/46
4
2,341,104 1,300
WF-RBS Commercial Mortgage Trust,
Series 2013-C17, Class XA (IO)
1.04% 12/15/46
4
5,289,111 28,828
WF-RBS Commercial Mortgage Trust,
Series 2014-C21, Class XA (IO)
1.00% 08/15/47
4
3,212,266 37,818
1,880,926
Non-Agency Mortgage-Backed — 18.77%
Alternative Loan Trust,
Series 2007-15CB, Class A7
6.00% 07/25/37 332,041 211,708
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
2.75% 02/25/47
2
469,203 193,656
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
APS Resecuritization Trust,
Series 2016-3, Class 3MZ
1.51% 09/27/46
1,4
$ 385,173 $ 200,507
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A4
(LIBOR USD 1-Month plus 0.24%)
4.63% 10/25/36
2
175,000 139,177
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A3
(LIBOR USD 1-Month plus 0.14%)
4.53% 12/25/36
2
117,607 111,878
CIM Trust,
Series 2021-NR2, Class A1 (STEP-reset date 02/25/23)
2.57% 07/25/59
1
135,217 127,347
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
74,712 66,220
CIM Trust,
Series 2021-R5, Class A1B
2.00% 08/25/61
1,4
115,000 73,189
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 02/25/23)
5.00% 07/25/62
1
96,937 88,113
CIT Mortgage Loan Trust,
Series 2007-1, Class 1M2
(LIBOR USD 1-Month plus 1.75%)
6.14% 10/25/37
1,2
240,000 205,247
Conseco Finance Corp.,
Series 1999-5, Class A5
7.86% 03/01/30
4
73,583 31,796
Credit Suisse Mortgage Capital Trust,
Series 2015-12R, Class 2A2
3.28% 11/30/37
1,4
100,000 90,457
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 02/25/23)
3.55% 02/25/37 241,922 152,592
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 02/25/23)
3.24% 03/25/37 840,907 322,081
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1
1.24% 09/25/66
1,4
89,979 70,526
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(LIBOR USD 1-Month plus 3.75%)
8.14% 09/25/39
1,2
75,000 72,547
Fannie Mae Connecticut Avenue Securities,
Series 2021-R03, Class 1B1
(SOFR30A plus 2.75%)
6.68% 12/25/41
1,2
150,000 138,048
Fannie Mae Connecticut Avenue Securities,
Series 2021-R03, Class 1B2
(SOFR30A plus 5.50%)
9.43% 12/25/41
1,2
115,000 98,992

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
4.50% 12/25/37
2
$ 294,287 $ 261,045
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
4.61% 01/25/38
2
758,071 405,772
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
4.49% 03/25/37
2
550,800 278,637
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA2, Class M2
(SOFR30A plus 2.05%)
5.98% 12/25/33
1,2
120,000 105,348
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1B
(SOFR30A plus 1.85%)
5.78% 01/25/42
1,2
150,000 142,629
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M2
(SOFR30A plus 2.50%)
6.43% 01/25/42
1,2
150,000 135,886
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
2.98% 04/19/36
4
183,765 138,672
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
(LIBOR USD 1-Month plus 0.44%)
4.83% 06/25/45
2
106,382 97,152
GSAA Home Equity Trust,
Series 2006-1, Class A3
(LIBOR USD 1-Month plus 0.66%)
5.05% 01/25/36
2
256,317 114,454
GSAA Home Equity Trust,
Series 2006-10, Class AF3
5.98% 06/25/36
4
590,807 158,668
GSAA Home Equity Trust,
Series 2006-6, Class AF3
5.73% 03/25/36
4
547,464 165,347
GSAMP Trust,
Series 2007-NC1, Class A2C
(LIBOR USD 1-Month plus 0.15%)
4.54% 12/25/46
2
259,774 127,622
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A
4.22% 05/25/37
4
176,406 152,414
HarborView Mortgage Loan Trust,
Series 2005-3, Class 1A
(LIBOR USD 1-Month plus 0.52%)
4.86% 06/19/35
2
317,651 182,009
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A
(LIBOR USD 1-Month plus 0.36%)
4.70% 05/19/46
2
345,126 184,012
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2006-5, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.91%)
2.96% 07/19/47
2
$ 318,271 $ 125,937
HSI Asset Loan Obligation Trust,
Series 2007-2, Class 2A12
6.00% 09/25/37 239,163 184,334
HSI Asset Securitization Corp. Trust,
Series 2007-OPT1, Class 1A
(LIBOR USD 1-Month plus 0.14%)
4.53% 12/25/36
2
213,593 179,633
Impac CMB Trust,
Series 2004-4, Class 1A2
(LIBOR USD 1-Month plus 0.62%)
5.01% 09/25/34
2
52,251 51,787
Impac CMB Trust,
Series 2004-6, Class 1A2
(LIBOR USD 1-Month plus 0.78%)
5.17% 10/25/34
2
90,597 87,704
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 2A1
3.35% 12/25/35
4
226,138 200,720
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 39,632 39,131
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 16,684 16,480
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 33,796 34,740
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A5
6.96% 09/25/28
4
81,459 79,986
JPMorgan Alternative Loan Trust,
Series 2006-S1, Class 1A19
6.50% 03/25/36 213,165 120,610
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF6 (STEP-reset date 02/25/23)
4.18% 03/25/47 632,176 436,746
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2
5.88% 06/25/21 2,894 2,919
Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3
(LIBOR USD 1-Month plus 0.32%)
4.71% 10/25/36
2
401,720 125,171
Luminent Mortgage Trust,
Series 2006-5, Class A1A
(LIBOR USD 1-Month plus 0.38%)
4.77% 07/25/36
2
265,643 178,580

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
11 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I1A
(LIBOR USD 1-Month plus 0.39%)
4.78% 01/25/47
2
$ 447,388 $ 189,439
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.30%)
4.69% 03/25/47
2
243,140 214,492
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(LIBOR USD 1-Month plus 0.21%)
4.60% 05/25/37
2
160,170 150,890
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
4.67% 05/25/37
2
300,000 230,262
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.66%)
5.05% 04/25/37
2,5,6
1,696,107 74,833
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE2, Class A2C
(LIBOR USD 1-Month plus 1.16%)
5.55% 08/25/35
2
629,458 611,861
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM2, Class A1A
(LIBOR USD 1-Month plus 0.37%)
4.76% 05/25/37
2
448,780 130,405
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 73,873 72,576
Mid-State Trust XI,
Series 11, Class B
8.22% 07/15/38 4,348 4,301
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
3.31% 09/25/34
4
116,228 108,757
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
4
923,713 282,739
Morgan Stanley Mortgage Loan Trust,
Series 2007-11AR, Class 2A3
2.68% 06/25/37
4
133,222 76,342
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A4
6.99% 12/15/26 14,012 13,974
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A3
6.03% 05/15/24
4
38,463 38,470
OBX Trust,
Series 2022-NQM1, Class A1
2.31% 11/25/61
1,4
173,771 149,454
Option One Mortgage Loan Trust,
Series 2006-3, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
4.53% 02/25/37
2
190,797 128,369
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
PRET LLC,
Series 2022-RN2, Class A2 (STEP-reset date 01/25/23)
6.50% 06/25/52
1
$ 197,000 $ 178,795
Pretium Mortgage Credit Partners LLC,
Series 2022-RN3, Class A2
6.50% 08/25/52
1,4
180,000 162,967
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 01/25/23)
2.95% 10/25/25
1
76,748 74,290
PRPM LLC,
Series 2021-4, Class A1 (STEP-reset date 01/25/23)
1.87% 04/25/26
1
200,964 180,958
PRPM LLC,
Series 2021-5, Class A1 (STEP-reset date 01/25/23)
1.79% 06/25/26
1
98,443 89,415
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 01/25/23)
2.36% 10/25/26
1
141,015 128,082
PRPM LLC,
Series 2022-1, Class A1 (STEP-reset date 01/25/23)
3.72% 02/25/27
1
197,720 185,787
PRPM LLC,
Series 2022-4, Class A2 (STEP-reset date 01/25/23)
5.00% 08/25/27
1
170,000 152,385
PRPM, LLC,
Series 2021-8, Class A1
1.74% 09/25/26
1,4
83,352 75,096
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.60% 03/25/35
4
116,687 60,349
Residential Accredit Loans Trust,
Series 2007-QS1, Class 1A5
(LIBOR USD 1-Month plus 0.55%)
4.94% 01/25/37
2
333,011 232,805
Residential Asset Securities Corp.,
Series 2005-KS11, Class M3
(LIBOR USD 1-Month plus 0.66%)
5.05% 12/25/35
2
164,736 155,222
SG Mortgage Securities Trust,
Series 2006-OPT2, Class A3D
(LIBOR USD 1-Month plus 0.21%)
4.60% 10/25/36
2
250,000 179,204
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
3.93% 09/25/34
4
96,170 92,856
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 1.10%)
5.49% 07/25/34
1,2
62,007 53,453
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 01/25/23)
2.24% 02/27/51
1
104,909 95,356

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(LIBOR USD 1-Month plus 0.23%)
4.62% 01/25/37
2
$ 550,027 $ 241,492
11,723,902
U.S. Agency Commercial Mortgage-Backed — 1.18%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.03% 07/25/39
4
283,390 6,207
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.01% 07/25/33
4
535,000 44,595
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K027, Class X3 (IO)
1.73% 01/25/41
4
1,906,656 74
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K028, Class X3 (IO)
1.64% 06/25/41
4
2,142,000 8,497
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K031, Class X3 (IO)
1.66% 07/25/41
4
5,999,569 25,909
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K034, Class X1 (IO)
0.04% 07/25/23
4
5,969,418 1,999
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K040, Class X3 (IO)
2.04% 11/25/42
4
1,100,000 36,028
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K047, Class X3 (IO)
1.49% 06/25/43
4
1,676,868 53,127
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K724, Class X1 (IO)
0.24% 11/25/23
4
13,247,395 22,491
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC04, Class X1 (IO)
1.25% 12/25/26
4
2,249,872 63,312
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.21% 06/25/27
4
1,931,372 62,595
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q010, Class XPT2 (IO)
0.36% 08/25/24 1,348,171 5,025
FREMF Mortgage Trust,
Series 2017-K66, Class X2A (IO)
0.10% 06/25/27
1
26,502,999 87,933
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
FREMF Mortgage Trust,
Series 2017-K726, Class X2B (IO)
0.10% 07/25/49
1
$ 25,000,000 $ 30,558
Ginnie Mae,
Series 2009-114, Class IO (IO)
0.02% 10/16/49
4
4,413,383 165
Ginnie Mae,
Series 2010-148, Class IO (IO)
0.29% 09/16/50
4
1,406,494 13,750
Ginnie Mae,
Series 2012-123, Class IO (IO)
0.63% 12/16/51
4
2,111,326 32,910
Ginnie Mae,
Series 2012-125, Class IO (IO)
0.17% 02/16/53
4
6,954,903 40,632
Ginnie Mae,
Series 2012-27, Class IO (IO)
0.28% 04/16/53
4
3,268,760 11,494
Ginnie Mae,
Series 2013-156, Class IO (IO)
0.25% 06/16/55
4
3,619,946 21,548
Ginnie Mae,
Series 2013-163, Class IO (IO)
1.02% 02/16/46
4
1,370,438 19,596
Ginnie Mae,
Series 2013-63, Class IO (IO)
0.73% 09/16/51
4
5,324,163 101,749
Ginnie Mae,
Series 2013-74, Class IO (IO)
0.51% 12/16/53
4
1,231,250 15,816
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.19% 05/16/55
4
871,183 6,823
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.91% 11/16/54
4
522,444 11,987
Ginnie Mae,
Series 2015-47, Class IO (IO)
0.37% 10/16/56
4
536,451 8,992
733,812
U.S. Agency Mortgage-Backed — 13.55%
Fannie Mae REMICS,
Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.88%, 10.88% Cap)
5.51% 05/25/23
2
29 29
Fannie Mae REMICS,
Series 2000-45, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.95%, 7.95% Cap)
3.61% 12/18/30
2
38,619 1,633
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50% 09/25/31
2
235 231

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
13 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
2
$ 2,474 $ 2,479
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
1.71% 10/25/25
2
168,603 1,745
Fannie Mae REMICS,
Series 2006-125, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
2.81% 01/25/37
2
450,065 49,468
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
1.66% 11/25/36
2
560,117 42,202
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
2.03% 05/25/40
2
531,286 57,688
Freddie Mac REMICS,
Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09% 10/15/23
2
1,054 1,055
Freddie Mac REMICS,
Series 1673, Class SD
(-2.15 X US Treasury Yield Curve Rate T Note Constant
Maturity 10-Year plus 19.39%, 18.31% Cap)
11.22% 02/15/24
2
5,906 6,064
Freddie Mac REMICS,
Series 3247, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.65%, 0.15% Cap)
0.15% 08/15/36
2
7,225,426 22,944
Freddie Mac REMICS,
Series 3289, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.12%, 6.12% Cap)
1.80% 03/15/37
2
494,247 38,107
Ginnie Mae,
Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
6.24% 11/26/23
2
3,135 3,132
UMBS (TBA)
2.00% 01/01/53 1,650,000 1,343,027
2.50% 01/01/53 1,400,000 1,184,641
3.00% 01/01/53 425,000 372,812
4.00% 01/01/53 775,000 726,696
4.50% 01/01/53 2,225,000 2,142,509
5.00% 01/01/53 2,500,000 2,463,379
8,459,841
Total Mortgage-Backed
(Cost $29,591,031) 22,798,481
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 0.20%*
California — 0.08%
California Health Facilities Financing Authority Revenue
Bonds, Series A
3.00% 08/15/51 $ 20,000 $ 15,459
California State University Revenue Bonds, University &
College Improvements, Series B
2.37% 11/01/35 15,000 10,702
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 35,000 25,752
51,913
Florida — 0.02%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.86% 10/01/35 15,000 11,584
New York — 0.10%
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 5,000 4,463
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B3
1.85% 08/01/32 75,000 55,844
60,307
Total Municipal Bonds
(Cost $159,578) 123,804
Total Bonds — 70.55%
(Cost $52,934,772)
44,060,566
Issues Shares Value
COMMON STOCK — 0.12%
Communications — 0.04%
Intelsat Emergence SA
3,5,6,8
(Luxembourg) 1,041 25,192
Financials — 0.08%
AGNC Investment Corp. 4,500 46,575
Total Common Stock
(Cost $93,492) 71,767
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,6,8
(Luxembourg) 108 —
Intelsat Jackson Holdings SA, Series
B
†,3,5,6,8
(Luxembourg) 108 —
—
Total Rights
(Cost $–) —

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 14
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 39.06%
Money Market Funds — 12.96%
Dreyfus Government Cash Management Fund
4.19%
10
2,148,000 $ 2,148,000
Fidelity Investments Money Market Funds - Government
Portfolio
4.06%
10
1,590,660 1,590,660
JPMorgan U.S. Government Money Market Fund
4.08%
10
1,507,000 1,507,000
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
4.12%
10
2,846,000 2,846,000
8,091,660
U.S. Agency Discount Notes — 2.51%
Federal Home Loan Bank
3.07%
11
02/28/23 $ 1,580,000 1,569,147
U.S. Treasury Bills — 23.59%
U.S. Treasury Bills
4.58%
11
06/01/23 10,000,000 9,814,265
0.00%
11
05/11/23 5,000,000 4,920,045
14,734,310
Total Short-Term Investments
(Cost $24,398,022) 24,395,117
Total Investments - 109.73%
(Cost $77,426,286) 68,527,450
Liabilities in Excess of Other Assets - (9.73)% (6,074,587)
Net Assets - 100.00% $ 62,452,863
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $243,621, which is 0.39% of total net assets.
7
Perpetual security with no stated maturity date.
8
Non-income producing security.
9
Security is currently in default with regard to scheduled interest or principal payments.
10
Represents the current yield as of December 31, 2022.
11
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CDO): Collateralized Debt Obligation
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 8,000 USD 7,960 Citibank N.A. 01/13/23 $ 586
USD 152,525 EUR 154,000 Citibank N.A. 01/13/23 (11,994)
NET UNREALIZED DEPRECIATION $ (11,408)

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
15 / December 2022
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 95 03/31/23 $ 10,253,320 $ (9,357) $ (9,357)
U.S. Treasury Two-Year Note 28 03/31/23 5,742,188 6,619 6,619
15,995,508 (2,738) (2,738)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 26 03/22/23 (3,075,313) 8,725 8,725
U.S. Treasury Ultra Bond 10 03/22/23 (1,343,125) (2,808) (2,808)
(4,418,438) 5,917 5,917
TOTAL FUTURES CONTRACTS $ 11,577,070 $ 3,179 $ 3,179
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.77% Semi-annually $ 60 $ 18,316 $ — $ 18,316
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.79% Semi-annually 35 10,604 — 10,604
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.81% Semi-annually 30 8,966 — 8,966
Interest Rate Swap
1
09/28/53
3-month USD
LIBOR Quarterly 1.87% Semi-annually 70 19,729 — 19,729
Interest Rate Swap
1
07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 660 (40,158) — (40,158)
Interest Rate Swap
1
07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 490 (29,742) — (29,742)
Interest Rate Swap
1
07/24/25 1.07% Semi-annually
3-month USD
LIBOR Quarterly 330 (19,793) — (19,793)
Interest Rate Swap
1
09/28/25 1.39% Semi-annually
3-month USD
LIBOR Quarterly 830 (42,185) — (42,185)
Interest Rate Swap
1
06/10/24 1.95% Annual
3-month USD
LIBOR Annual 1,400 (60,280) — (60,280)
TOTAL SWAPS CONTRACTS $ 3,905 $ (134,543) $ — $ (134,543)
1
Centrally cleared.

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 16
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods approved by the Board, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as
Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the
Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
17 / December 2022
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2022 is as follows:
STRATEGIC INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 8,091,660 $ — $ — $ 8,091,660
U.S. Agency Discount Notes — 1,569,147 — 1,569,147
U.S. Treasury Bills 14,734,310 — — 14,734,310
Long-Term Investments:
Asset-Backed Securities — 6,552,978 105,941 6,658,919
Common Stock 46,575 — 25,192 71,767
Corporates — 14,441,707 37,655 14,479,362
Mortgage-Backed Securities — 22,723,648 74,833 22,798,481
Municipal Bonds — 123,804 — 123,804
Rights — — — —
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 586 — 586
Interest rate contracts 15,344 57,615 — 72,959
Liabilities:
Foreign currency exchange contracts — (11,994) — (11,994)
Interest rate contracts (12,165) (192,158) — (204,323)
Total $ 22,875,724 $ 45,265,333 $ 243,621 $ 68,384,678
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Interest rate contracts include futures and swaps.

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 18
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
STRATEGIC
INCOME FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 115,275 $ 31,230 $ 32,127 $ 85,217
Accrued discounts/premiums 191 — — 56,688
Realized gain (loss) — — — —
Change in unrealized appreciation (depreciation)* (6,336) (6,038) 5,528 (67,072)
Purchases — — — —
Sales (3,189) — — —
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
December 31, 2022
$ 105,941 $ 25,192 $ 37,655 $ 74,833
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2022 was $(104,861) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2022.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2022, are as follows:
STRATEGIC INCOME FUND
FAIR VALUE AT
12/31/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $59,686 Broker Quote Offered Quote $88.64 $88.64 Increase
Asset-Backed Securities $46,255 Third-Party Vendor Vendor Prices $11.02 $11.02 Increase
Common Stock $25,192 Third-Party Vendor Vendor Prices $24.20 $24.20 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $37,655 Third-Party Vendor Vendor Prices $109.00 $109.00 Increase
Mortgage-Backed
Securities-Non-Agency $74,833 Third-Party Vendor Vendor Prices $4.41 $4.41 Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.